Provision for Legal Proceedings (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Provision for Legal Proceedings [Line Items]
Provisioned, amount	R$ 50	R$ 24
Provision for lawsuits	32	19
Total updating amount	1,494	1,352
Tax assessments, amount	917	598
Tax [Member]
Provision for Legal Proceedings [Line Items]
Provisioned, amount	3	3
Labor [Member]
Provision for Legal Proceedings [Line Items]
Provisioned, amount	27	12
Civil Claims [Member]
Provision for Legal Proceedings [Line Items]
Provisioned, amount	20	9
Provision for lawsuits	6	5
Total civil, regulatory and property	38	24
Total contingent liabilities	96	43
Tax Claims [Member]
Provision for Legal Proceedings [Line Items]
Provisioned, amount	62	55
Total contingent liabilities	1,398	1,309
Social Security and Labor [Member]
Provision for Legal Proceedings [Line Items]
Provision of labor claims	R$ 163	R$ 86
Possible Contingent Liabilities [Member]
Provision for Legal Proceedings [Line Items]
Cost of guarantees percentage	0.19%	0.29%